Note 25 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, January 1	$ 238,835	$ 87,957
Additions to DPP	143,579	306,088
Collections on DPP	(288,004)	(151,202)
Fair value adjustment	(78)	(71)
Foreign exchange and other	(2,054)	(3,937)
Balance, December 31	$ 92,278	$ 238,835